MARK KARPE

Assistant Vice President, Counsel

Office: (949) 219-3224

Fax: (949) 219-3706

E-mail: Mark.Karpe@PacificLife.com

February 1, 2017

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	Request for Selective Review

Pacific Select Fund (File Nos. 033-13954, 811-05141)

Dear Sir or Madam:

On behalf of Pacific Select Fund (the “Trust” or “Registrant”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 127 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended.

The Amendment is filed primarily for the purpose of updating information in the Registration Statement as required to be updated annually, and does not raise novel or complex issues of law or policy. No new series of the Trust is being registered in connection with this filing.

Information that was not available at the time of the filing (e.g., data for portfolio managers regarding other accounts managed) will be added in a Rule 485(b) filing prior to the effective date. As the facing sheet indicates, PEA No. 127 is scheduled to become effective sixty (60) days after filing. No fees are required in connection with this filing.

Pursuant to SEC Release No. 33-6510/IC-13768 (February 15, 1984), the Administrator on behalf of the Trust respectfully requests selective review of the Amendment on the basis that the disclosure in the Amendment is substantially similar to the disclosure contained in registration statements previously reviewed by the Commission staff in PEA No. 118 (as filed on January 20, 2016) and PEA No 123 (as filed on August 10, 2016), other than the following:

Class DIP Prospectus, Small-Cap Growth Portfolio – Class P Prospectus, Pacific Dynamix Underlying Funds – Class P Prospectus

•	Removal of the Absolute Return Portfolio and its sub-adviser, BlueBay Asset Management LLP, due to fund liquidation
•	Revisions to the names of certain Funds (not implicating Rule 35d-1)
•	Revisions related to manager name changes and portfolio manager personnel changes

Pacific Select Fund – Request for Selective Review

February 1, 2017

•	Revisions resulting from a potential sub-adviser change for the International Value Portfolio and a completed sub-adviser change for the Technology Portfolio
•	A change to the investment goal of the Dividend Growth Portfolio
•	Revisions due to a change to the diversification classification of certain Funds
•	Edits to the principal investment strategies for various Funds
•	Addition or removal of applicable principal risks for various Funds
•	Revisions to the Asset Allocation Fund of Funds Risk; Emerging Markets Risk; Floating Rate Loan Risk; Foreign Markets Risk; Forward Commitments Risk; Industry Concentration Risk; Investment of Money Market Funds Risk; Large-Capitalization Companies Risk; Passive Management Risk; Real Estate Companies Risk; Sector Risk; Small-Capitalization Companies Risk; and Tracking Error Risk
•	Addition of a new risk, Commodity Risk, for the Global Absolute Return Portfolio
•	Revisions to performance data for certain Funds to add an additional benchmark index and to add a new benchmark definition
•	Modifications to and renewals of expense limitation agreements and fee waivers
•	Revision of disclosures regarding prior Fund history
•	Revisions related to the re-domiciliation of the Trust

Statement of Additional Information

Corresponding changes as reflected above, as applicable. In addition:

•	Revisions to the additional investment strategies for the Core Income Portfolio; Inflation Managed Portfolio; Managed Bond Portfolio; and International Small-Cap Portfolio
•	Revisions regarding the descriptions of payment-in-kind bonds; foreign securities; money market funds; derivatives; commodity futures contracts; and volatility swaps
•	Revisions to disclosures for certain officers and trustees
•	Addition of information regarding the Class D Distribution and Service Plan
•	Revisions to the policies of certain Managers regarding compensation, conflicts of interest, corporate structure/name changes and proxy voting
•	Revisions to disclosures regarding net asset value, disclosure of portfolio holdings, credit rating agencies, and diversification/non-diversification

Comprehensive marked-to-show courtesy copies will be forwarded under separate cover.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Mark Karpe

Mark Karpe

cc:	Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Laurene MacElwee, Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP (w/o attachment)